Nature of the business	3 Months Ended
Mar. 31, 2020
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business

Atlantica Yield plc (“Atlantica” or the “Company”) was incorporated in England and Wales as a private limited company on December 17, 2013 under the name Abengoa Yield Limited. On March 19, 2014, the Company was re-registered as a public limited company, under the name Abengoa Yield plc. On May 13, 2016, the change of the Company´s registered name to Atlantica Yield plc was filed with the Registrar of Companies in the United Kingdom.

Atlantica is a sustainable total return infrastructure company that owns, manages and acquires renewable energy, efficient natural gas, electric transmission lines and water assets focused on North America (the United States, Mexico and Canada), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).

Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

Algonquin Power & Utilities (“Algonquin”) is the largest shareholder of the Company and currently owns a 44.2% stake in Atlantica. Algonquin’s shareholding in Atlantica may be increased up to a 48.5% without any change in corporate governance. Algonquin’s voting rights and rights to appoint directors are limited to a 41.5% and the additional 7% would vote replicating non-Algonquin’s shareholders vote. Algonquin does not consolidate the Company in its consolidated financial statements.

During the year 2019, the Company completed the following acquisitions:

- In January 2019, the Company entered into an agreement with Abengoa under the Abengoa S.A. (“Abengoa”) ROFO Agreement for the acquisition of Befesa Agua Tenes, a holding company which owns a 51% stake in Tenes, a water desalination plant in Algeria. The price agreed for the equity value was $24.5 million, of which $19.9 million were paid in January 2019 as an advanced payment. Closing of the acquisition was subject to conditions precedent, including approval by the Algerian administration. The conditions precedent set forth in the share purchase agreement were not fulfilled as of September 30, 2019. Therefore, in accordance with the terms of the share purchase agreement the advanced payment has been converted into a secured loan to be reimbursed by Befesa Agua Tenes, together with 12% per annum interest, through a full cash-sweep of all the dividends generated to be received from the asset. These dividends would be guaranteed by a right of usufruct over the economic rights and certain political rights and a pledge over the shares of Befesa Agua Tenes, granted by Abengoa to the Company. The share purchase agreement requires that the repayment occurs no later than September 30, 2031. In October 2019 the Company received a first payment of $7.8 million through the cash sweep mechanism.

- On April 15, 2019, the Company entered into an agreement to acquire a 30% stake in Monterrey, a 142 MW gas-fired engine facility (“Monterrey”). The acquisition was closed on August 2, 2019, after conditions precedent were fulfilled, and the Company paid $42 million for the total investment.

- On May 9, 2019, the Company entered into a partnership agreement with Algonquin, investing $4.9 million in the equity of a wind farm, Amherst Island, with a 75 MW installed capacity, owned and operated by Algonquin in Canada.

- On August 2, 2019, the Company closed the acquisition of ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services to Solana and Mojave plants. The consideration paid was $6 million.

- On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Perú, for a total equity investment of approximately $20 million, controlling the asset from this date. Transfer of the concession agreement is pending authorization from the Ministry of Energy in Peru. If this authorization were not to be obtained within an eight-month period from the acquisition date, the transaction would be reversed with no penalties to Atlantica. Enel Green Power Perú issued a bank guarantee to face this potential repayment obligation to Atlantica.

- In April 2020, the Company made an initial investment in the creation of a renewable energy platform in Chile, together with financial partners, where it owns approximately a 35% stake and has a strategic investor role. The first investment was the acquisition of a 58 MW solar PV plant in the Atacama Desert an area with excellent solar resource. This asset has been in operation since 2016 demonstrating good operating track record while selling its production in the Chilean power market. The platform intends to make further investments in renewable energy in Chile and to sign PPAs with credit worthy offtakers. The initial contribution isexpected to be $5 million.

The following table provides an overview of the main concessional assets the Company owned or had an interest in as of March 31, 2020:

Assets	Type	Ownership	Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD*	Contract Years Left(13)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	24

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	NR/WR/WD	2014	20

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	18/17

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	17/17

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007& 2009	12/14

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	17/17

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	18/18

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	15/15/16

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	19/19

Kaxu	Renewable (Solar)	51%(4)	South Africa	Rand	100 MW	BB/Ba1/ BB(10)	2015	15

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2014	14

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2014	15

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB/ Ba2/ BB-	2013	13

Monterrey	Efficient natural gas	30%	Mexico	USD	142 MW	Not rated	2018	19

ATN (12)	Transmission line	100%	Peru	USD	379 miles	BBB+/A3/BBB+	2011	21

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	24

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	13

Quadra 1	Transmission line	100%	Chile	USD	49 miles	Not rated	2014	15

Quadra 2	Transmission line	100%	Chile	USD	32 miles	Not rated	2014	15

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/ A-	2007	18

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A+/A1/A	1993	Regulated

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	2009	14

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	2012	18

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	A/Baa1/A-	2006	16

Melowind	Renewable (Wind)	100%	Uruguay	USD	50MW	BBB/Baa2/BBB-	2015	16

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	13

(1)
On September 30, 2013, Liberty Interactive Corporation agreed to invest $300 million in Class A shares of ASO Holdings Company LLC, the holding company of Solana, in exchange for a share of the dividends and the taxable losses generated by Solana (Note 16).

(2)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(6)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(7)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)	Certain contracts denominated in U.S. dollars are payable in local currency.

(9)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(10)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(11)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(12)	Including the acquisition of ATN Expansion 1 & 2.

(13)	As of December 31, 2019.

(*)	Commercial Operation Date.

The project financing arrangement of Kaxu contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. In March 2017, Atlantica obtained a waiver in its Kaxu project financing arrangement which waives any potential cross-defaults with Abengoa up to that date, but it does not cover potential future cross-default events. As of March 31, 2020, the Company is not aware of the existence of any cross-default events with Abengoa.

Outbreak of the COVID-19

The outbreak of the COVID-19 coronavirus disease (“COVID-19”) has been declared a pandemic by the World Health Organization and continues to spread in some of the key markets of the Company. The COVID-19 virus continues to evolve rapidly, and its ultimate impact is uncertain and subject to change. Governmental authorities have imposed or recommended measures or responsive actions, including quarantines of certain geographic areas and travel restrictions.

Main risks and uncertainties identified by the Company, which may result in a material adverse effect on its business, financial condition, results of operations and cash flows, are:

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The COVID-19 may affect the operation and maintenance employees of the Company as well as suppliers of operation and maintenance. Furthermore, COVID-19 has caused travel restrictions and significant disruptions to global supply chains. A prolonged disruption could limit the availability of certain parts required to operate the facilities of the Company and adversely impact the ability of its operation and maintenance suppliers. If the Company were to experience a shortage of or inability to acquire critical spare parts, it could incur significant delays in returning facilities to full operation.

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Slowdown of broad sectors of the economy, a general reduction in demand, including demand for commodities and a negative impact on prices of commodities, including electricity, oil and gas. The global outbreak has also caused significant disruption and volatility in the global financial markets, including the market price of the shares of the Company. Debt and equity markets have also been affected and there have been weeks with a very low number of new debt and equity issuance transactions. Interest rates for new issuances and spreads with respect to treasury yields have increased significantly. Although all the revenues of the Company are contracted or regulated, clients may be affected by a reduced demand, lower commodity prices and the turmoil in the credit markets. A reduced demand and low prices persisting over time could cause delays in collections, a deterioration in the financial situation of the clients of the Company or their bankruptcy.

Measures taken by the Company so far have been to reinforce safety measures in all its assets while it continues to provide a reliable service to its clients. For example, the Company has implemented the use of additional protection equipment, reinforced access control to its plants, reduced contact between employees, changed shifts and taken additional measures to increase safety measures for its employees and operation and maintenance suppliers’ employees working at its assets. Furthermore, the Company has adopted additional precautionary measures intended to mitigate potential risks to its employees, including temporarily requiring all employees to work remotely where their work can be done from home, and suspending all non-essential travel which could negatively affect the business of the Company. The Company has also reinforced its physical and cyber-security measures to ensure that its systems remain functional in order to both serve operational needs with a remote workforce and keep them running to ensure uninterrupted service to its customers.

The COVID-19 did not have any material impact on these condensed interim financial statements.